UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA BOND FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48464-0215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity

================================================================================

1  | USAA Virginia Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
December 31, 2014 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (96.2%)

                VIRGINIA (86.8%)
$      2,500    Albemarle County IDA                                  5.00%            1/01/2031   $    2,541
       1,000    Alexandria IDA                                        4.75             1/01/2036        1,092
       2,000    Amherst IDA                                           5.00             9/01/2026        2,061
       2,000    Amherst IDA                                           4.75             9/01/2030        2,048
      15,000    Arlington County IDA                                  5.00             7/01/2031       16,813
       4,595    Bedford County EDA (INS) (PRE)                        5.25             5/01/2031        4,896
         715    Bedford County EDA (INS)                              5.25             5/01/2031          753
       2,615    Capital Region Airport Commission (INS)               5.00             7/01/2031        2,868
       5,000    Chesapeake Bay Bridge and Tunnel District             5.50             7/01/2025        5,921
       6,520    Chesapeake, 4.75%, 7/15/2023                          4.65 (a)         7/15/2032        4,611
       3,000    Chesapeake, 4.88%, 7/15/2023                          4.88 (a)         7/15/2040        2,007
       5,000    College Building Auth.                                5.00             6/01/2029        5,107
      10,000    College Building Auth.                                5.00             3/01/2034       11,306
       3,290    College Building Auth. (PRE)                          5.00             6/01/2036        3,501
      11,710    College Building Auth.                                5.00             6/01/2036       11,910
       2,540    College Building Auth.                                5.00             3/01/2041        2,872
      11,145    Fairfax (INS) (PRE)(b)                                4.75             1/15/2035       11,165
       1,255    Fairfax (PRE)                                         4.75             1/15/2036        1,257
       7,100    Fairfax County EDA                                    5.00            10/01/2027        7,524
       2,000    Fairfax County EDA                                    5.00            10/01/2029        2,425
       7,980    Fairfax County EDA (PRE)                              5.00             1/15/2030        7,995
       2,000    Fairfax County EDA                                    5.00            10/01/2030        2,416
       2,000    Fairfax County EDA                                    5.00            10/01/2031        2,408
       6,150    Fairfax County EDA (PRE)                              5.00             4/01/2032        6,225
       1,500    Fairfax County EDA                                    5.00            10/01/2032        1,798
       1,500    Fairfax County EDA                                    5.00            12/01/2032        1,587
       2,200    Fairfax County EDA                                    5.00            10/01/2033        2,626
       2,000    Fairfax County EDA                                    5.00            10/01/2034        2,376
       5,750    Fairfax County EDA                                    4.88            10/01/2036        5,885
       7,500    Fairfax County EDA                                    5.13            10/01/2037        7,801
       2,800    Fairfax County EDA                                    5.00            12/01/2042        2,906
       1,500    Fairfax County IDA                                    5.25             5/15/2026        1,733
      14,000    Fairfax County IDA                                    5.00             5/15/2037       15,795
       1,000    Fairfax County IDA                                    4.00             5/15/2042        1,023
       5,770    Farms of New Kent Community Dev. Auth.,
                     acquired 9/08/2006-10/03/2007; cost
                     $5,630 (c),(d),(e)                               5.45             3/01/2036        2,885
       1,000    Fauquier County IDA (PRE)                             5.00            10/01/2027        1,118
       8,825    Fauquier County IDA (PRE)                             5.25            10/01/2037        9,924
       6,195    Frederick County IDA (INS)                            4.75             6/15/2036        6,494
       1,500    Greater Richmond Convention Center Auth. (f)          5.00             6/15/2032        1,717
       3,340    Hampton Roads Sanitation District (PRE)               5.00             4/01/2033        3,782
       5,660    Hampton Roads Sanitation District                     5.00             4/01/2033        6,240
       2,795    Hanover County EDA                                    4.50             7/01/2030        2,843
       1,100    Hanover County EDA                                    4.50             7/01/2032        1,113
       2,000    Hanover County EDA                                    5.00             7/01/2042        2,058
       6,840    Hanover County IDA (INS)                              6.38             8/15/2018        7,360
       2,000    Harrisonburg IDA (INS)                                5.00             8/15/2031        2,073
      10,000    Harrisonburg IDA (INS)                                4.50             8/15/2039       10,196

================================================================================

2  | USAA Virginia Bond Fund

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      1,200    Henrico County EDA                                    5.00%            6/01/2024   $    1,306
         140    Henrico County EDA                                    4.25             6/01/2026          143
       2,105    Henrico County EDA                                    5.00            11/01/2030        2,395
       4,225    Henrico County EDA                                    5.00            10/01/2035        4,299
      10,000    Henrico County Water & Sewer (PRE)                    5.00             5/01/2036       10,625
       5,400    Housing Dev. Auth.                                    4.60             4/01/2028        5,400
       3,175    Housing Dev. Auth.                                    4.50            10/01/2036        3,402
       5,000    Housing Dev. Auth.                                    4.80             7/01/2038        5,482
       5,000    Housing Dev. Auth.                                    5.10            10/01/2038        5,584
       4,105    Housing Dev. Auth.                                    4.50             1/01/2039        4,145
       4,480    Housing Dev. Auth.                                    4.60             9/01/2040        4,705
       1,540    Lewistown Commerce Center Community Dev.
                     Auth.                                            6.05             3/01/2044        1,281
        761     Lewistown Commerce Center Community Dev.
                     Auth.                                            6.05             3/01/2044          756
       2,437    Lewistown Commerce Center Community Dev.
                     Auth., acquired 10/12/2007; cost $2,438
                     (c)                                              6.05             3/01/2054          122
       5,000    Lexington IDA                                         5.00            12/01/2036        5,593
       2,000    Lexington IDA                                         5.00             1/01/2043        2,252
       5,000    Lynchburg                                             4.00             6/01/2044        5,209
       3,000    Lynchburg EDA                                         5.00             9/01/2043        3,249
       3,532    Marquis Community Dev. Auth., acquired
                     3/01/2012; cost $2,926 (c),(g)                   5.63             9/01/2041        3,363
       5,389    Marquis Community Dev. Auth., acquired
                     3/01/2012; cost $468 (c),(g)                     5.63 (h)         9/01/2041          769
       5,000    Montgomery County EDA                                 5.00             6/01/2035        5,636
       5,500    Montgomery County IDA                                 5.00             2/01/2029        6,023
       4,200    Newport News EDA (PRE)                                5.00             7/01/2031        4,484
       1,045    Newport News EDA                                      5.00             7/01/2031        1,106
       1,000    Norfolk EDA                                           5.00            11/01/2030        1,138
       3,500    Norfolk EDA                                           5.00            11/01/2043        3,937
       1,585    Norfolk Redevelopment and Housing Auth.               5.50            11/01/2019        1,592
       4,963    Peninsula Town Center Community Dev. Auth.            6.45             9/01/2037        5,347
       3,000    Port Auth.                                            5.00             7/01/2030        3,401
       4,005    Port Auth. (PRE)                                      5.00             7/01/2030        4,103
      10,000    Port Auth.                                            5.00             7/01/2040       11,203
       1,000    Portsmouth                                            5.00             2/01/2033        1,164
       2,815    Powhatan County EDA (INS)                             5.00             3/15/2032        3,020
       1,620    Prince William County (INS) (PRE)                     5.00             9/01/2024        1,744
       3,370    Prince William County IDA                             4.88             1/01/2020        3,400
       8,000    Prince William County IDA                             5.13             1/01/2026        8,048
       1,705    Prince William County IDA                             5.50             9/01/2031        1,971
       2,000    Prince William County IDA                             5.50             9/01/2031        2,275
       1,000    Prince William County IDA                             5.50             9/01/2034        1,171
      10,000    Prince William County IDA                             5.00            11/01/2046       11,012
       4,000    Radford IDA (NBGA)                                    3.50             9/15/2029        4,155
       5,310    Rappahannock Regional Jail Auth. (INS)                4.75            12/01/2031        5,626
       6,280    Rappahannock Regional Jail Auth. (INS)                4.50            12/01/2036        6,615
       1,685    Resources Auth. (PRE)                                 4.75            11/01/2035        1,749
       2,260    Resources Auth. (PRE)                                 4.75            11/01/2035        2,346
       2,000    Resources Auth.                                       4.38            11/01/2036        2,046
       1,435    Resources Auth.                                       5.00            11/01/2040        1,631
       7,310    Resources Auth.                                       4.00            11/01/2041        7,607
         921    Reynolds Crossing Community Dev. Auth.                5.10             3/01/2021          925
       2,500    Richmond Public Utility (INS)                         4.50             1/15/2033        2,582
       2,000    Richmond Public Utility                               5.00             1/15/2035        2,227
       6,000    Richmond Public Utility                               5.00             1/15/2038        6,975
       4,500    Richmond Public Utility                               5.00             1/15/2040        5,008
       5,120    Roanoke County EDA (INS)                              5.00            10/15/2027        5,730
       2,850    Roanoke County EDA (INS)                              5.00            10/15/2032        3,153
       1,150    Roanoke County EDA                                    5.00             7/01/2033        1,278
       4,285    Roanoke County EDA (INS)                              5.13            10/15/2037        4,756
         110    Roanoke County EDA (INS) (PRE)                        5.00             7/01/2038          131

================================================================================

3  | USAA Virginia Bond Fund

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      6,890    Roanoke County EDA (INS)                              5.00%            7/01/2038   $    7,533
       3,000    Route 460 Funding Corp.                               5.08 (h)         7/01/2036        1,055
       2,000    Route 460 Funding Corp.                               5.12 (h)         7/01/2037          667
       2,500    Route 460 Funding Corp.                               5.13 (h)         7/01/2038          792
       6,965    Route 460 Funding Corp.                               5.17 (h)         7/01/2039        2,102
         420    Small Business Financing Auth.                        5.00             4/01/2025          477
         185    Small Business Financing Auth.                        5.25             4/01/2026          212
       1,500    Small Business Financing Auth.                        5.25             9/01/2027        1,583
         855    Small Business Financing Auth.                        5.50             4/01/2028          982
         750    Small Business Financing Auth.                        5.50             4/01/2033          841
      15,000    Small Business Financing Auth.                        5.25             9/01/2037       15,678
      11,945    Small Business Financing Auth.                        5.00            11/01/2040       13,142
       4,000    Southampton County IDA                                5.00             4/01/2025        4,199
       6,345    Spotsylvania County EDA (INS) (PRE)                   5.00             2/01/2031        6,371
       1,645    Stafford County and City of Stauton IDA (INS)
                     (PRE)                                            5.25             8/01/2031        1,770
       5,755    Stafford County and City of Stauton IDA (INS)
                     (PRE)                                            5.25             8/01/2031        6,191
      13,470    Stafford County and City of Stauton IDA
                     (PRE)(b)                                         5.25             8/01/2036       14,491
       2,685    Stafford County and City of Stauton IDA (INS)         5.25             8/01/2036        2,757
      10,000    Tobacco Settlement Financing Corp.                    5.00             6/01/2047        7,078
       6,315    Univ. Health System Auth.                             4.75             7/01/2036        6,922
       3,000    Univ. Health System Auth.                             4.75             7/01/2041        3,266
       4,405    Univ. of Virginia                                     5.00             6/01/2037        5,169
       5,000    Upper Occoquan Sewage Auth. (PRE)                     5.00             7/01/2041        5,543
       1,795    Virginia Beach Dev. Auth.                             5.00             5/01/2029        2,138
       2,165    Washington County IDA                                 5.25             8/01/2030        2,463
       2,160    Washington County IDA                                 5.50             8/01/2040        2,468
       3,671    Watkins Centre Community Dev. Auth.                   5.40             3/01/2020        3,682
       3,250    Winchester EDA                                        5.00             1/01/2044        3,645
       3,000    Winchester IDA                                        5.63             1/01/2044        3,311
                                                                                                   ----------
                                                                                                      565,978
                                                                                                   ----------
                DISTRICT OF COLUMBIA (5.8%)
       2,825    Metropolitan Washington Airports Auth.                5.00            10/01/2029        3,208
      12,465    Metropolitan Washington Airports Auth.                5.00            10/01/2030       13,970
       5,500    Metropolitan Washington Airports Auth. (INS)          5.32 (h)        10/01/2030        2,870
      11,230    Metropolitan Washington Airports Auth.                5.00            10/01/2039       12,306
       4,000    Metropolitan Washington Airports Auth.                5.00            10/01/2053        4,281
       1,000    Washington MTA                                        5.13             7/01/2032        1,146
                                                                                                   ----------
                                                                                                       37,781
                                                                                                   ----------
                PUERTO RICO (1.0%)
       6,180    Public Improvement (PRE)                              5.25             7/01/2032        6,634
                                                                                                   ----------
                GUAM (2.3%)
       1,500    Government Business Privilege Tax                     5.00             1/01/2042        1,636
       1,255    International Airport Auth. (INS)                     5.75            10/01/2043        1,450
         500    Power Auth.                                           5.00            10/01/2031          566
       1,000    Power Auth.                                           5.00            10/01/2034        1,121
         750    Power Auth. (INS)                                     5.00            10/01/2039          869
       1,000    Power Auth. (INS)                                     5.00            10/01/2044        1,149
       2,850    Waterworks Auth.                                      5.00             7/01/2035        3,202
       4,000    Waterworks Auth.                                      5.50             7/01/2043        4,620
                                                                                                   ----------
                                                                                                       14,613
                                                                                                   ----------
                U.S. VIRGIN ISLANDS (0.3%)
       2,000    Public Finance Auth.                                  5.00            10/01/2032        2,176
                                                                                                   ----------
                Total Fixed-Rate Instruments (cost: $597,197)                                         627,182
                                                                                                   ----------

================================================================================

                                                   Portfolio Of Investments |  4

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------

                 PUT BONDS (0.5%)

                 VIRGINIA (0.5%)
$      3,000    York County EDA (cost: $3,000)                        1.88%            5/01/2033   $    3,050
                                                                                                   ----------

                VARIABLE-RATE DEMAND NOTES (2.3%)

                VIRGINIA (0.8%)
       3,485    Greene County EDA (LOC - Branch Banking &
                       Trust Co.)                                     0.06             6/01/2026        3,485
       1,900    Norfolk Redevelopment and Housing Auth.
                       (LOC - Bank of America, N.A.)                  0.04             8/01/2033        1,900
                                                                                                   ----------
                                                                                                        5,385
                                                                                                   ----------

                PUERTO RICO (1.5%)
      10,000    Sales Tax Financing Corp. (LIQ)
                      (LOC - Deutsche Bank A.G.) (i)                  0.50             8/01/2054       10,000
                                                                                                   ----------
                Total Variable-Rate Demand Notes (cost: $15,385)                                       15,385
                                                                                                   ----------

                TOTAL INVESTMENTS (COST: $615,582)                                                 $  645,617
                                                                                                   ==========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)           (LEVEL 2)            (LEVEL 3)
                                    QUOTED PRICES           OTHER             SIGNIFICANT
                                      IN ACTIVE          SIGNIFICANT         UNOBSERVABLE
                                       MARKETS           OBSERVABLE              INPUTS
                                    FOR IDENTICAL          INPUTS
ASSETS                                  ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments              $          --        $   627,182         $         --          $  627,182
Put Bonds                                      --              3,050                   --               3,050
Variable-Rate Demand Notes                     --             15,385                   --              15,385
-------------------------------------------------------------------------------------------------------------
Total                               $          --        $   645,617         $         --          $  645,617
-------------------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Virginia Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

6  | USAA Virginia Bond Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

7  | USAA Virginia Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2014, were $38,107,000 and $8,072,000, respectively, resulting in net unrealized appreciation of $30,035,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $651,810,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) At December 31, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $7,139,000, which represented 1.1% of the Fund's net assets.
(d) Security was fair valued at December 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,885,000, which represented 0.4% of the Fund's net assets.
(e) At December 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(f) At December 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $1,717,000, of which all were when-issued.
(g) Restricted security that is not registered under the Securities Act of 1933.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes To Portfolio Of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------